Leases (Tables)	12 Months Ended
Mar. 31, 2026
Lessee Disclosure [Abstract]
Summary of components of operating lease cost

Components of operating lease cost are as follows:

	Year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
	(in millions)
Operating lease cost	10,752	10,431	7,573
Variable lease cost	655	621	33
Total operating lease cost	11,407	11,052	7,606

Summary of future lease payments under operating leases	Future lease payments under operating leases as of March 31, 2026 are as follows:

Amounts
RMB
(in millions)
For the year ending March 31,
2027	5,346
2028	4,397
2029	3,609
2030	3,017
2031	2,497
Thereafter	7,971
26,837
Less: imputed interest	(5,111)
Total operating lease liabilities (Note 19)	21,726